Other Financial and Non-Financial Assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Financial and Non-Financial Assets
23. Other Financial and
Non-Financial
Assets
Non-current
and current financial and
non-financial
assets comprise the following:

	December 31, 2021		December 31, 2020
in € thousand	Current	Non-current	Current	Non-current
NON-FINANCIAL ASSETS
Tax receivables	2,175	0	543	0
Prepaid expenses	2,041	0	401	0
Advance payments	1,025	0	194	0
Other	116	0	123	0
Receivables from employees	12	0	1	0
Total	5,369	0	1,262	0
FINANCIAL ASSETS
Security deposits	0	411	0	359
Receivables from suppliers	95	0	76	0
Other	48	0	0	0
Total	143	411	76	359
Total	5,512	411	1,338	359
The maximum default risk for financial assets is their carrying amount.